Income Taxes (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation between cash dividends paid and the dividends paid deduction
Dividends Paid	$ 75,253	$ 61,204	$ 102,460
Less: Dividends designated to prior year	(6,967)	(6,967)	(6,967)
Plus: Dividends designated from the following	6,967	6,967	6,967
Less: Return of capital	(58,861)	(61,204)	0
Dividends paid deduction	$ 16,392	$ 0	$ 102,460